Concentrations (Details) - Schedule of customer and supplier revenues	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Customer [Member]
Revenue, Major Customer [Line Items]
Related party	94.30%	100.00%	94.00%	100.00%	99.50%	100.00%
Supplier [Member]
Revenue, Major Customer [Line Items]
Related party	96.70%	100.00%	96.70%	100.00%	98.50%	100.00%